Revenue, Contract Assets, Contract Liabilities and Remaining Performance Obligations Disaggregation of Revenue - Schedule of Disaggregation of Revenue by Geography (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
NETHERLANDS
Disaggregation Of Revenue [Line Items]
Concentration Customer Risk, Percentage	24.00%	37.00%
UNITED STATE
Disaggregation Of Revenue [Line Items]
Concentration Customer Risk, Percentage	36.00%	38.00%
AUSTRALIA
Disaggregation Of Revenue [Line Items]
Concentration Customer Risk, Percentage	11.00%	9.00%